Changes in accounting policies	12 Months Ended
Jun. 30, 2019
Changes in accounting policies
Changes in accounting policies

3      Changes in accounting policies

The IASB has issued a number of new IFRSs and amendments to IFRSs that are first effective for the current accounting period of the Group.  Of these, the following developments are relevant to the Group’s financial statements:

(a)	IFRS 9, Financial instruments
(b)	IFRS 15, Revenue from contracts with customers
(c)	IFRIC 22, Foreign currency transactions and advance consideration

The Group has not applied any new standard or interpretation that is not yet effective for the current accounting period, except for the amendments to IFRS 9, Prepayment features with negative compensation which have been adopted at the same time as IFRS 9.

The adoption of IFRIC 22 does not have any material impact on the Group’s financial statements.

(a)IFRS 9, Financial instruments, including the amendments to IFRS 9, Prepayment features with negative compensation

IFRS 9 replaces IAS 39, Financial instruments: recognition and measurement. It sets out the requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items.

The Group has applied IFRS 9 retrospectively to items that existed at July 1, 2018 in accordance with the transition requirements.  The Group has recognized the cumulative effect of initial application as an adjustment to the opening equity at July 1, 2018.  Therefore, comparative information continues to be reported under IAS 39.

Further details of the nature and effect of the changes to previous accounting policies and the transition approach are set out below:

(i)Classification of financial assets and financial liabilities

IFRS 9 categorises financial assets into three principal classification categories: measured at amortised cost, at fair value through other comprehensive income (FVOCI) and at fair value through profit or loss (FVTPL).  These supersede IAS 39’s categories of held-to-maturity investments, loans and receivables, available-for-sale financial assets and financial assets measured at FVTPL.  The classification of financial assets under IFRS 9 is based on the business model under which the financial asset is managed and its contractual cash flow characteristics.  Under IFRS 9, derivatives embedded in contracts where the host is a financial asset in the scope of the standard are not separated from the host. Instead, the hybrid instrument as a whole is assessed for classification. On initial recognition, the Group may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.

IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.

The adoption of IFRS 9 did not have a material impact on the classification of the Group’s financial assets and financial liabilities.

For an explanation of how the Group classifies and measures financial assets and financial liabilities and recognises related gains and losses under IFRS 9, see note 4(c).

The Group did not designate or de-designate any financial asset or financial liability at FVTPL at July 1, 2018.

(ii)Credit losses

IFRS 9 replaces the “incurred loss” model in IAS 39 with the “expected credit loss” (ECL) model.  The ECL model requires an ongoing measurement of credit risk associated with a financial asset and therefore recognizes ECLs earlier than under the “incurred loss” accounting model in IAS 39.

The Group applies the new ECL model to the financial assets measured at amortized cost (including cash and cash equivalents, term deposits held at a related party finance entity, other receivables due from related parties and other receivables due from third parties).

For further details on the Group’s accounting policy for accounting for credit losses, see note 4(f).

As a result of this change in accounting policy, there are no additional ECLs recognized at July 1, 2018.

(b)IFRS 15, Revenue from contracts with customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. Under IFRS 15, revenue is recognised when a customer obtains control of the goods or services. Determining the timing of the transfer of control – at a point in time or over time – requires judgement.

The Group has adopted IFRS 15 using the cumulative effect method, with the effect of initially applying this standard recognised at the date of initial application (i.e. July 1, 2018). Accordingly, the information presented for the year ended June 30, 2018 has not been restated – i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations. Additionally, the disclosure requirements in IFRS 15 have not generally been applied to comparative information. As allowed by IFRS 15, the Group has applied the new requirements only to contracts that were not completed before July 1, 2018.

The following table summarizes the impact of transition to IFRS 15 on retained earnings and the related tax impact at July 1, 2018:

RMB’000
Retained earnings

Capitalization of sales commissions	18,279
Related income taxes	—
Net increase in retained earnings at July 1, 2018	18,279

The following tables summarise the estimated impact of adoption of IFRS 15 on the Group’s consolidated financial statements for the year ended June 30, 2019, by comparing the amounts reported under IFRS 15 in these consolidated financial statements with estimates of the hypothetical amounts that would have been recognised under IAS 18 and IAS 11 if those superseded standards had continued to apply to the year ended June 30, 2019 instead of IFRS 15.  These tables show only those line items impacted by the adoption of IFRS 15:

				Difference:
				Estimated
				impact of
				adoption of
		Amounts reported	Hypothetical	IFRS 15 for
		in accordance	amounts under	year ended
	Note	with IFRS 15	IASs18 and 11	June 30, 2019
		(A)	(B)	(A)-(B)
		RMB’000	RMB’000	RMB’000
Line items in the consolidated statement of profit or loss and other comprehensive income for year ended June 30, 2019 impacted by the adoption of IFRS 15:

Selling expenses	(i)	(25,003)	(25,983)	980
Profit before tax		424,493	423,513	980
Income tax expenses	(i)	(108,713)	(108,384)	(329)
Net profit		315,780	315,129	651
Net profit attributable to the Company’s shareholders		293,421	292,770	651
Total comprehensive income for the year		319,090	318,439	651
Total comprehensive income attributable to the Company’s shareholders		296,731	296,080	651
Earnings per share
Basic	(i)	RMB 0.71	RMB 0.71	—
Diluted	(i)	RMB 0.71	RMB 0.71	—

Line items in the consolidated statement of financial position as of June 30, 2019 impacted by the adoption of IFRS 15:

Contract costs	(i)	9,899	—	9,899
Total non-current assets		730,141	720,242	9,899
Other current assets	(i)	31,706	22,346	9,360
Total current assets		1,772,771	1,763,411	9,360
Total assets		2,502,912	2,483,653	19,259
Trade and other payables due to third parties	(ii)	218,122	212,253	5,869
Deferred revenue	(ii)	—	407,399	(407,399)
Contract liabilities	(ii)	398,951	—	398,951
Total current liabilities		806,395	808,974	(2,579)
Contract liabilities	(ii)	2,579	—	2,579
Deferred tax liabilities	(i)	4,691	4,362	329
Total non-current liabilities		7,270	4,362	2,908
Total liabilities		813,665	813,336	329
Reserves	(i)	360,914	360,473	441
Retain earnings		905,009	886,520	18,489
Total Hailiang Education Group Inc. shareholders' equity		1,651,808	1,632,878	18,930
Total equity		1,689,247	1,670,317	18,930
Total equity and liabilities		2,502,912	2,483,653	19,259

Line items in the reconciliation of net profit to cash generated from operations for year ended June 30, 2019 impacted by the adoption of IFRS 15:

Net profit		315,780	315,129	651
Change in other current assets and contract costs		(8,127)	(7,147)	(980)
Change in trade and other payables due to third parties		94,885	89,016	5,869
Change in deferred revenue and contract liabilities		186,731	192,600	(5,869)

The significant differences arise as a result of the changes in accounting policies described above.

(i)	Prior to the adoption of IFRS 15, sales commissions related to the acquisitions of new service contracts relating to the provision of K-12 educational services were expensed when incurred.

Upon the adoption of IFRS 15 on July 1, 2018, the Group capitalized sales commissions related to the acquisitions of new K-12 educational service contracts of RMB18,279 as contract costs, which would be amortized over the expected student relationship period.  At the same time, the Group increased retained earnings by the same amount. The Group applied the practical expedient IFRS 15 and recognized the incremental costs of obtaining contracts as an expense when incurred if the amortization period of the assets that the Group otherwise would have recognized is one year or less from the initial recognition of the asset.

The current portion of capitalized sales commissions that is expected to be amortised within one year is included in “other current assets” and the non-current portion is included in “contract costs”. The amortization of capitalized sales commissions of RMB13,052 was recorded in “selling expenses” during the year ended June 30, 2019.

(ii)

The Group receives up-front payments from its customers. Prior to the adoption of IFRS 15, up-front payments not yet earned, inclusive of value-added tax (“VAT”), are recorded as deferred revenue and recognized as revenue as related services are rendered or goods are delivered.

Upon the adoption of IFRS 15 on July 1, 2018, up-front payments not yet earned, net of VAT, are recorded as contract liabilities. The current portion of contract liabilities that is expected to be recognized as revenue is included in current liabilities, and the non-current portion is included in non-current contract liabilities.

Using the practical expedient in IFRS 15, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if it expects, at contract inception, that the period between the transfer of the promised services or goods to the customer and when the customer pays for that services or goods will be one year or less.

For additional information about the Group’s accounting policies relating to revenue recognition, see Note 4(m).